UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	National – 2.5% (1.8% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$ 5,000	6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)	4/19 at 100.00	Aaa	$ 5,132,000
1,000	5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	Aaa	1,019,790
6,000	Total National			6,151,790
	Alabama – 1.2% (0.9% of Total Investments)
2,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,353,860
2,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	1,547,620
	System Inc., Series 2005A, 5.000%, 11/15/30
4,000	Total Alabama			2,901,480
	Alaska – 0.2% (0.1% of Total Investments)
450	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2009, 5.625%, 9/01/29	9/18 at 100.00	A+	468,643
	Arizona – 6.9% (4.9% of Total Investments)
436	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	392,771
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	11/09 at 100.00	N/R	1,954,420
	Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	CC	4,933,622
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
235	6.375%, 11/01/13	11/11 at 103.00	N/R	228,516
790	7.250%, 11/01/23	11/11 at 103.00	N/R	700,240
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,463,358
975	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin	7/16 at 100.00	N/R	661,138
	Phonetic Charter School, Series 2006, 5.750%, 7/01/36
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	403,936
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	607,260
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	BBB–	1,029,630
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007:
1,000	5.500%, 12/01/29	No Opt. Call	A	863,720
2,500	5.000%, 12/01/37	No Opt. Call	A	1,912,075
1,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/17 at 100.00	N/R	761,120
	2007, 4.900%, 4/01/32
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	798,240
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
20,571	Total Arizona			16,710,046
	California – 9.7% (6.9% of Total Investments)
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,092,027
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
815	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/09 at 100.00	CCC	640,280
	Hospital, Series 1993, 5.750%, 5/15/15
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	2,553,400
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,543,229
	2004A, 7.750%, 3/01/34
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3046:
890	11.269%, 11/15/38 (IF)	5/18 at 100.00	Aa3	623,498
1,200	12.101%, 11/15/48 (IF)	5/18 at 100.00	Aa3	895,704
3,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	8/18 at 100.00	Aa3	1,597,770
	Option Bond Trust 3047, 11.481%, 8/15/38 (IF)
2,185	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	1,530,724
	Option Bond Trust 3048, 12.006%, 11/15/38 (IF)
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	822,834
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	300,075
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	791,477
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	910,920
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,455,922
	District 3, Series 2004, 5.950%, 9/01/34
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	2,297,784
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	607,520
	Community Facilities District, Series 2004, 5.550%, 9/01/29
1,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	Ba1	989,500
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,761,049
	District 2001-1, Series 2004A, 6.125%, 9/01/39
32,840	Total California			23,413,713
	Colorado – 7.3% (5.3% of Total Investments)
915	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003,	12/13 at 101.00	N/R	704,340
	7.500%, 12/01/33
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	5,295
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	N/R (4)	433,800
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
	(Pre-refunded 12/15/10)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	735,806
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar	5/14 at 101.00	N/R	2,712,185
	Chavez Academy, Series 2003, 8.000%, 5/01/34
455	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel	12/11 at 100.00	AAA	522,399
	Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	666,640
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,
	Series 2006A, Trust 1088:
1,335	13.514%, 9/01/41 (IF)	9/16 at 100.00	AA	984,402
345	12.888%, 9/01/41 (IF)	9/16 at 100.00	AA	254,396
1,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AAA	1,125,456
	Series 2006C-1, Trust 1090, 13.946%, 10/01/41 – FSA Insured (IF)
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	No Opt. Call	N/R	1,995,219
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	BBB–	1,111,900
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	597,420
	2007, 5.500%, 12/01/27
1,995	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,024,127
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)

3,565	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities,	No Opt. Call	A	3,451,383
	Series 2008, 6.500%, 11/15/38
500	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation	12/13 at 100.00	N/R	453,880
	Bonds, Series 2004, 6.750%, 12/01/33
21,261	Total Colorado			17,778,648
	District of Columbia – 0.1% (0.1% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	191,194
	Series 2001, 6.500%, 5/15/33
	Florida – 13.2% (9.5% of Total Investments)
1,515	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/14 at 100.00	N/R	825,766
	5.500%, 5/01/36
7,480	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	5,439,980
	6.900%, 5/01/35
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	694,386
	11/01/20 (Alternative Minimum Tax)
1,120	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	910,448
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
8,365	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	8,159,221
	7.250%, 5/01/32
415	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special	5/14 at 101.00	N/R	387,104
	Assessment Bonds, Series 2004, 6.125%, 5/01/24
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	2,459,190
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
2,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/09 at 100.00	BB+	1,983,400
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,600	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 11.372%,	10/18 at 100.00	AAA	1,109,520
	10/01/38 – AGC Insured (Alternative Minimum Tax) (IF)
970	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	569,545
	Gardens, Series 2004A, 5.900%, 5/01/35
3,710	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/12 at 100.00	N/R	2,804,204
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,955	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	1,182,188
	Series 2004, 5.750%, 5/01/35
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	639,380
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
970	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	557,100
	5.400%, 5/01/37
1,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	1,177,536
	6.650%, 5/01/40
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
130	6.000%, 5/01/23	5/13 at 101.00	N/R	93,675
4,735	6.125%, 5/01/35	5/13 at 101.00	N/R	3,022,445
41,380	Total Florida			32,015,088
	Georgia – 1.1% (0.8% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/10 at 100.00	B	407,145
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (5)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	631,600
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,890	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,710,072
	Terrace, Series 2003, 7.625%, 12/01/33
3,390	Total Georgia			2,748,817
	Guam – 0.6% (0.4% of Total Investments)
1,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	1,449,508
	Hawaii – 0.8% (0.6% of Total Investments)
2,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific	No Opt. Call	N/R	1,344,580
	Academy Project, Series 2007, 6.375%, 3/01/34
1,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	665,100
	Maui, Series 2007, 5.500%, 1/01/37
3,000	Total Hawaii			2,009,680
	Illinois – 9.3% (6.7% of Total Investments)
1,700	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/09 at 100.00	N/R	1,629,994
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
990	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	815,879
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	756,400
	Hospital, Series 2006, 6.750%, 10/01/46
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,007,560
3,850	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	3,747,051
	2009, 7.000%, 8/15/44
1,350	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	1,288,858
	Health System, Series 2003, 5.150%, 2/15/37 (6)
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,119,590
	5.500%, 5/15/32 (Pre-refunded 5/15/12) (8)
7,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Residual Series	7/12 at 100.00	A–	7,341,750
	2002A, 5.750%, 7/01/29 (UB)
1,150	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	930,316
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,369	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	777,619
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,004	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,512,679
	2004A, 6.200%, 3/01/34
998	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	596,894
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	446,830
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
967	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	592,607
	Series 2006, 6.000%, 3/01/36
26,178	Total Illinois			22,564,027
	Indiana – 11.5% (8.2% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	5,053,529
	6.650%, 1/15/24
22,770	Indiana Finance Authority, Water Facilities Refunding Revenue Bonds, Indiana-American Water	10/16 at 100.00	Baa1	16,661,492
	Company Inc. Project, Series 2006, 4.875%, 10/01/36 – AMBAC Insured (Alternative
	Minimum Tax)
1,250	Indiana Health and Educational Facility Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	Aa1	1,140,463
	Series 2009, Trust 3301, 13.894%, 11/15/39 (IF)
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of	3/14 at 101.00	BBB	2,359,100
	Northwest Indiana, Series 2004A, 6.000%, 3/01/34
200	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific	4/10 at 101.00	B2	162,014
	Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (5)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	847,190
	Apartments, Series 2005A, 7.500%, 7/01/35
1,650	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,505,130
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
35,730	Total Indiana			27,728,918
	Iowa – 0.3% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	764,850
	5.500%, 7/01/25
	Louisiana – 6.5% (4.6% of Total Investments)
5,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	4,192,100
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	602,270
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	799,800
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,114,970
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
815	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	736,344
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	718,583
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	4/11 at 100.00	N/R	4,893,965
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,605,020
	Series 2001B, 5.875%, 5/15/39
18,745	Total Louisiana			15,663,052
	Maine – 1.0% (0.7% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	2,455,316
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.3% (0.9% of Total Investments)
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	650,720
	9/01/39 – SYNCORA GTY Insured
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	10/09 at 100.00	N/R	1,803,400
	7.400%, 9/01/19 (Alternative Minimum Tax)
350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	340,890
	Series 2004, 5.500%, 8/15/33
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/10 at 100.00	B3	275,651
	5.300%, 7/01/24
3,785	Total Maryland			3,070,661
	Massachusetts – 0.6% (0.4% of Total Investments)
465	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	406,010
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB	994,288
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,815	Total Massachusetts			1,400,298
	Michigan – 4.2% (3.0% of Total Investments)
1,210	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	10/09 at 100.00	N/R	961,067
	1999, 7.000%, 4/01/29
855	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/10 at 100.00	N/R	761,266
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,410	5.500%, 5/01/21	11/09 at 101.00	B–	653,408
15	5.500%, 5/01/21 – ACA Insured	5/10 at 100.00	B–	6,951
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	556,390
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	510,280
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	616,650
	Public School Academy, Series 2007, 5.000%, 9/01/36
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	8/09 at 100.00	BB–	2,493,828
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB (4)	581,300
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,150,110
	Series 2005A, 6.750%, 11/15/38
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,132,500
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,000	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BB+	625,640
	5.500%, 11/01/30
14,070	Total Michigan			10,049,390
	Minnesota – 1.8% (1.3% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	105,803
100	7.300%, 7/01/15 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	105,890
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,084,513
	Series 2004A, 6.750%, 12/01/33
1,390	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,236,850
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	900,350
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	803,650
	2005B, 6.000%, 5/01/30
5,015	Total Minnesota			4,237,056
	Mississippi – 0.6% (0.5% of Total Investments)
932	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	627,014
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	913,440
	Project, Series 2008A, 6.500%, 9/01/32
1,932	Total Mississippi			1,540,454
	Missouri – 2.9% (2.1% of Total Investments)
2,000	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	1,284,900
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	4,906,227
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
1,300	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Ca	247,039
	Headquarters Hotel Project, Series 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax) (7)
795	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	3/26 at 100.00	N/R	509,627
	Projects, Series 2007A, 6.000%, 3/27/26
10,030	Total Missouri			6,947,793
	Montana – 2.2% (1.6% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B–	3,623,308
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,000	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,657,240
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
7,200	Total Montana			5,280,548
	Nebraska – 3.7% (2.7% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AAA	9,015,447
	City 2, Series 2006A, Trust 11673, 19.151%, 2/01/49 – AMBAC Insured (IF)
	Nevada – 0.8% (0.5% of Total Investments)
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	10/09 at 100.00	BB+	426,345
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,440	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement	8/16 at 100.00	N/R	1,137,154
	District 142, Series 2003, 6.375%, 8/01/23
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	Caa2	200,560
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	45,000
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (7)
7,440	Total Nevada			1,809,059
	New Jersey – 1.8% (1.3% of Total Investments)
1,660	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	1,145,051
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	375,320
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
600	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa2	636,750
	and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32
3,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	1,277,885
	0.000%, 12/15/27 – MBIA Insured
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	703,584
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	270,705
	Series 2007-1A, 5.000%, 6/01/41
7,460	Total New Jersey			4,409,295
	New York – 1.1% (0.8% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	986,920
	5.000%, 11/15/34
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	10/09 at 100.00	CCC+	687,854
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
1,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	No Opt. Call	BB	861,760
	Series 2007A, 5.250%, 12/01/16
3,700	Total New York			2,536,534
	North Carolina – 2.7% (1.9% of Total Investments)
1,260	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,056,863
	Bonds, Series 2008, Trust 1149-3, 12.904%, 1/15/47 (IF)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	4,030,565
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,464,778
	2008, Tender Option Bonds Trust 3248, 25.301%, 10/01/44 (IF)
7,720	Total North Carolina			6,552,206
	Ohio – 5.2% (3.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
320	5.125%, 6/01/24	6/17 at 100.00	BBB	263,600
375	5.750%, 6/01/34	6/17 at 100.00	BBB	242,441
10,855	5.875%, 6/01/47	6/17 at 100.00	BBB	6,232,181
3,125	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	5/14 at 102.00	N/R	2,346,219
	Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	CCC–	612,400
	(Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	2,924,200
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)
19,675	Total Ohio			12,621,041
	Oklahoma – 1.2% (0.8% of Total Investments)
970	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	769,763
	7.000%, 1/01/35
2,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	2,058,600
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
3,470	Total Oklahoma			2,828,363
	Pennsylvania – 2.9% (2.1% of Total Investments)
460	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB–	404,874
	2005, 6.000%, 11/15/16
1,000	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	723,020
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,354,780
	Immaculata University, Series 2005, 5.750%, 10/15/37
750	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	10/09 at 100.00	BBB	749,437
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	3,739,720
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
8,210	Total Pennsylvania			6,971,831
	Puerto Rico – 0.4% (0.3% of Total Investments)
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	958,575
	2009A, 0.000%, 8/01/32
	Rhode Island – 1.5% (1.1% of Total Investments)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,004,610
	12/01/28 (Alternative Minimum Tax)
3,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	2,711,975
	Series 2002A, 6.250%, 6/01/42
4,500	Total Rhode Island			3,716,585
	South Carolina – 1.7% (1.2% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	3,067,920
	2007A, 7.750%, 11/01/39
1,135	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds,	4/13 at 101.00	BBB	1,008,879
	International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)
5,135	Total South Carolina			4,076,799
	Tennessee – 4.9% (3.5% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	3,512,110
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	648,850
	Wellmont Health System, Refunding Series 200A, 5.440%, 9/01/32
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,536,180
	Wellmont Health System, Series 2006C, 5.250%, 9/01/26
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R	758,400
500	5.500%, 11/01/46	11/17 at 100.00	N/R	189,600
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/23	No Opt. Call	BBB	914,460
4,601	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	3,641,784
980	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	721,368
	Rutland Place, Series 2007A, 6.300%, 7/01/37
15,581	Total Tennessee			11,922,752
	Texas – 9.7% (7.0% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	342,000
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
1,905	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/11 at 100.00	N/R	1,539,431
	Series 2001C-1, 9.750%, 1/01/26
1,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	Ba2	699,800
	Series 2006B, 5.750%, 1/01/34
10	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/09 at 100.00	CCC	7,764
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
700	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	344,568
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
2,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,045,740
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	9.000%, 2/15/38
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	616,070
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,605,308
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	5,584,788
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	575,400
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	707,570
	6.000%, 2/15/36
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/11 at 100.00	B–	1,286,275
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	494,226
975	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	725,702
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	650,200
	Education Foundation, Series 2007A, 5.450%, 8/15/36
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	Baa2	1,692,860
1,000	6.000%, 12/01/34	12/13 at 100.00	Baa2	778,370
1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CCC	447,240
	LLC Project, Series 2003B, 6.150%, 8/01/22
2,960	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,544,505
	Texas Health Resources Project, Trust 1031, 11.947%, 2/15/36 (IF)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos	2/15 at 100.00	N/R	693,530
	Foundation Inc., Series 2007A, 5.375%, 2/15/37
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	CCC	140,104
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
31,285	Total Texas			23,521,451
	Virgin Islands – 2.9% (2.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	422,894
	Series 2009A, 6.750%, 10/01/37
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	4,810,050
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
2,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	1,880,920
	Hovensa LLC, Series 2004, 5.875%, 7/01/22
7,420	Total Virgin Islands			7,113,864
	Virginia – 0.5% (0.4% of Total Investments)
1,940	Isle of Wight County Industrial Development Authority, Virginia, Environmental Improvement	3/17 at 100.00	BBB	1,270,700
	Revenue Bonds, International Paper Company Project, Series 2007A, 4.700%, 3/01/31
	(Alternative Minimum Tax)
	Washington – 4.8% (3.4% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	2,926,590
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,419,128
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	3,625,020
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	1,602,975
1,000	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber	12/17 at 100.00	N/R	658,860
	Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,375,620
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
14,975	Total Washington			11,608,193
	West Virginia – 0.3% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	332,140
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	No Opt. Call	N/R	377,175
	Financing District, Series 2007A, 5.850%, 6/01/34
1,000	Total West Virginia			709,315
	Wisconsin – 7.6% (5.5% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	716,364
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
2,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/10 at 100.00	BBB+	2,061,030
	Series 1999A, 5.600%, 2/15/29 – ACA Insured
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center	4/14 at 100.00	N/R	735,690
	Inc., Series 2004A, 6.250%, 4/01/34
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series	12/19 at 100.00	A1	957,850
	2009A, 5.500%, 12/15/38
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
7,995	5.250%, 8/15/26	8/16 at 100.00	BBB+	6,484,904
10,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	7,483,400
22,845	Total Wisconsin			18,439,238
$ 433,558	Total Investments (cost 396,239,502) – 139.5%			337,622,218
	Floating Rate Obligations – (4.3)%			(10,300,000)
	Other Assets Less Liabilities – 4.1%			9,642,781
	Preferred Shares, at Liquidation Value – (39.3)% (9)			(95,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 241,964,999

Investments in Derivatives

Forward Swaps outstanding at July 31, 2009:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
Barclays Bank PLC	$15,000,000	Receive	3-Month USD-LIBOR	4.675%	Semi-Annually	7/23/10	7/23/39	$(769,484)
JP Morgan	5,000,000	Receive	3-Month USD-LIBOR	3.413	Semi-Annually	4/09/10	4/09/39	740,803
Royal Bank of Canada	3,000,000	Receive	3-Month USD-LIBOR	3.327	Semi-Annually	4/23/10	4/23/39	490,357
								$ 461,676

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$337,622,218	$ —	$337,622,218
Derivatives:
Forward Swaps*	—	461,676	—	461,676
Total	$ —	$338,083,894	$ —	$338,083,894
* Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of July 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities

Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Interest Rate	Swaps	Unrealized appreciation on		Unrealized depreciation on
		forward swaps*	$1,231,160	forward swaps*	$769,484
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of
Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $385,260,287.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 14,128,677
Depreciation	(72,067,221)

Net unrealized appreciation (depreciation) of investments	$(57,938,544)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Investment, or portion of investment, has been pledged as collateral for inverse floating rate transactions.
(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(9)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.1%.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009